Commitments and Contingencies - Additional Information (Details) - USD ($)						3 Months Ended		12 Months Ended
	May 15, 2024	Mar. 29, 2024	Feb. 02, 2024	Dec. 28, 2023	Dec. 08, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Loss Contingencies [Line Items]
Operating leases have remaining lease terms						6 months 3 days		9 months 3 days
Impairment loss on operating lease								$ 0	$ 303,327
Stock price						$ 0.61			$ 1.54
Addendum to letter agreements						Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Gain on extinguishment of liability						$ 527,980	$ 0	0	$ (56,653)
Roth Addendum to Letter Agreements [Member]
Loss Contingencies [Line Items]
Advisory fee					$ 1,100,000
Advisor transaction expenses					$ 6,813
Accrued expenses						300,000		1,106,813
Contractual obligation								$ 806,813
Addendum to letter agreements								Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”).
Share issued			175,000
Fair value of shares issued			$ 278,833
Gain on extinguishment of liability						577,513
Roth Addendum to Letter Agreements [Member] | Class A Common Stock [Member]
Loss Contingencies [Line Items]
Share issued			175,000
Shares issued for acquisition			$ 300,000
Stock issue value if payment not made in cash			$ 300,000
Stock issued during period shares additional shares			600,000
Roth Addendum to Letter Agreements [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Share issued			175,000
Shares issued for acquisition	$ 300,000	$ 300,000	$ 300,000
Stock issue value if payment not made in cash			$ 300,000
Stock issued during period shares additional shares			600,000
7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member] | New Banzai Class A Shares [Member]
Loss Contingencies [Line Items]
Deferred Underwriting Fees Payable In Shares										400,000
7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member] | Cantor Fee Agreement [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable						$ 8,050,000		$ 8,050,000		$ 8,050,000
Deferred underwriting fees forfeit										4,050,000
Increase decrease in deferred underwriting fees										$ 4,000,000
7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member] | Cantor Fee Agreement [Member] | Class A Common Stock [Member]
Loss Contingencies [Line Items]
Deferred fee payable in form of shares				1,113,927
Fair value of deferred fee payable in form of shares				$ 2,450,639
Stock price				$ 2.2